Loans and borrowings - Copper Purchase Agreement - Buy-Down Options (Details) - Copper Purchase Agreement $ in Thousands	Jun. 16, 2023 USD ($) T
Loans and borrowings
Second-Threshold Stream Percentage (as a percent)	4.875%
Tail Stream Percentage (as a percent)	2.25%
Threshold Quantity (in metric tonnes)	33,000
Buy-Down Option 1
Loans and borrowings
Buy-Down Amount | $	$ 40,000
Second-Threshold Stream Percentage (as a percent)	3.25%
Tail Stream Percentage (as a percent)	1.50%
Threshold Quantity (in metric tonnes)	23,900
Buy-Down Option 2
Loans and borrowings
Buy-Down Amount | $	$ 20,000
Second-Threshold Stream Percentage (as a percent)	4.0625%
Tail Stream Percentage (as a percent)	1.875%
Threshold Quantity (in metric tonnes)	28,450